Consolidated Statements of Profit or Loss ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenue		₨ 835,446	$ 11,082	₨ 909,012	₨ 909,549
Cost of sales	[1]	(829,461)	(11,002)	(727,832)	(661,617)
Gross profit		5,985	80	181,180	247,932
Other operating income	[2]	9,863	131	15,468	9,544
Distribution expenses		(18,205)	(241)	(17,069)	(15,553)
Administration expenses		(37,577)	(499)	(34,363)	(24,101)
Operating profit/(loss)		(39,934)	(529)	145,216	217,822
Investment and other income		25,714	341	31,540	31,361
Finance and other costs		(54,557)	(724)	(59,026)	(135,473)
Profit/(loss) before tax		(68,777)	(912)	117,730	113,710
Income tax (expense)/Credit		26,677	354	(41,501)	(66,426)
Profit/(loss) for the year		(42,100)	(558)	76,229	47,284
Profit/(loss) attributable to:
Equity holders of the parent		(61,248)	(812)	49,775	14,080
Non-controlling interests		19,148	254	26,454	33,204
Profit/(Loss) for the year		₨ (42,100)	$ (558)	₨ 76,229	₨ 47,284
Earnings/(Loss) per share (in ₹ and US $)
Basic | (per share)		₨ (16.54)	$ (0.22)	₨ 13.43	₨ 3.80
Diluted | (per share)	[3]	₨ (16.54)	$ (0.22)	₨ 13.38	₨ 3.79
Weighted average number of equity shares used in computing earnings per share
Basic	[4]	3,702,554,614	3,702,554,614	3,705,502,141	3,709,778,760
Diluted	[3]	3,702,554,614	3,702,554,614	3,721,449,633	3,717,466,311

[1]	Cost of sales for the year ended (i) March 31, 2018 and March 31, 2019 includes net impairment reversal of ₹ 44,679 million and ₹ 2,611 million respectively; and (ii) March 31, 2020 includes an impairment charge of ₹ 146,821 million ($ 1,947 million) (Refer Note 14).
[2]	includes export incentive and duty drawback amounting to ₹ 4,171 million, ₹ 4,577 million and ₹ 4,327 million ($ 57 million) for financial year ended March 31, 2018, March 31, 2019 and March 31, 2020 respectively.
[3]	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020
[4]	After excluding the impact of treasury shares